UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2017 (Unaudited)

Common Stocks - 97.7%	Shares		Value ($)
Banks - 3.4%
First Republic Bank	27,027		2,535,403
SVB Financial Group	10,798	[a]	2,009,400
			4,544,803
Capital Goods - 11.0%
Allegion	18,921		1,432,320
AMETEK	54,241		2,933,353
BWX Technologies	36,160		1,721,216
Graco	14,751		1,388,659
Ingersoll-Rand	18,282		1,486,692
Nordson	11,879		1,459,216
Quanta Services	46,913	[a]	1,740,941
Snap-on	14,237		2,401,355
			14,563,752
Commercial & Professional Services - 3.1%
Copart	29,221	[a]	1,809,657
Waste Connections	26,529		2,340,388
			4,150,045
Consumer Durables & Apparel - 3.1%
Newell Brands	55,050		2,596,709
PVH	14,673		1,518,215
			4,114,924
Consumer Services - 1.8%
Panera Bread, Cl. A	9,273	[a,b]	2,428,321
Diversified Financials - 2.0%
CBOE Holdings	18,578		1,506,118
Invesco	39,537		1,211,018
			2,717,136
Energy - 4.5%
Diamondback Energy	12,821	[a]	1,329,730
PDC Energy	23,697	[a]	1,477,508
Superior Energy Services	87,616	[a]	1,249,404
TechnipFMC	57,462	[a]	1,867,515
			5,924,157
Food, Beverage & Tobacco - 3.3%
Molson Coors Brewing, Cl. B	28,800		2,756,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.7% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 3.3% (continued)
TreeHouse Foods	18,765	[a,b]	1,588,645
			4,345,093
Health Care Equipment & Services - 13.3%
ABIOMED	9,896	[a]	1,238,979
Align Technology	16,797	[a]	1,926,784
athenahealth	9,522	[a]	1,073,034
Boston Scientific	99,550	[a]	2,475,809
Brookdale Senior Living	91,957	[a]	1,234,983
Centene	24,256	[a]	1,728,483
Dentsply Sirona	32,084		2,003,325
DexCom	22,824	[a]	1,933,878
Laboratory Corporation of America Holdings	19,201	[a]	2,754,767
VCA	14,564	[a]	1,332,606
			17,702,648
Materials - 3.4%
Eagle Materials	29,796		2,894,383
Packaging Corporation of America	18,111		1,659,330
			4,553,713
Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
Alkermes	43,785	[a]	2,561,423
BioMarin Pharmaceutical	18,469	[a]	1,621,209
Jazz Pharmaceuticals	16,182	[a]	2,348,494
Neurocrine Biosciences	39,366	[a]	1,704,548
			8,235,674
Real Estate - 1.3%
Equinix	4,201	[c]	1,681,954
Retailing - 8.4%
Dollar Tree	25,222	[a]	1,978,918
Expedia	21,426		2,703,318
LKQ	46,368	[a]	1,357,191
Ross Stores	32,551		2,144,134
Ulta Beauty	10,253	[a]	2,924,463
			11,108,024
Semiconductors & Semiconductor Equipment - 3.4%
Mellanox Technologies	37,530	[a,b]	1,912,154
Skyworks Solutions	25,938	[b]	2,541,405
			4,453,559
Software & Services - 23.1%
ANSYS	12,375	[a,b]	1,322,516
Booz Allen Hamilton Holdings	85,330		3,019,829

Common Stocks - 97.7% (continued)	Shares		Value ($)
Software & Services - 23.1% (continued)
Cognizant Technology Solutions, Cl. A	25,260	[a]	1,503,475
CoStar Group	6,691	[a]	1,386,509
Fidelity National Information Services	36,363		2,895,222
HubSpot	17,136	[a]	1,037,585
Intuit	15,881		1,842,037
New Relic	18,088	[a]	670,522
Paychex	16,213		954,946
Proofpoint	8,924	[a]	663,589
Science Applications International	25,914		1,928,002
ServiceNow	30,459	[a]	2,664,249
Shopify, Cl. A	41,146	[a,b]	2,801,631
Splunk	17,785	[a,b]	1,107,828
Square, Cl. A	160,417	[a]	2,772,006
SS&C Technologies Holdings	39,164		1,386,406
Twilio, Cl. A	94,329	[b]	2,723,278
			30,679,630
Technology Hardware & Equipment - 5.1%
Amphenol, Cl. A	38,261		2,723,035
FLIR Systems	61,694		2,238,258
Trimble	54,225	[a]	1,735,742
			6,697,035
Transportation - 1.3%
J.B. Hunt Transport Services	18,111		1,661,503
Total Common Stocks (cost $107,306,308)			129,561,971
Other Investment - 2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,853,272)	2,853,272	[d]	2,853,272
Investment of Cash Collateral for Securities Loaned - 8.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $10,976,193)	10,976,193	[d]	10,976,193
Total Investments (cost $121,135,773)	108.1%		143,391,436
Liabilities, Less Cash and Receivables	(8.1%)		(10,740,597)
Net Assets	100.0%		132,650,839

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $15,556,736 and the value of the collateral held by the fund was $16,144,732, consisting of cash collateral of $10,976,193 and U.S. Government & Agency securities valued at $5,168,539.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	23.1
Health Care Equipment & Services	13.3
Capital Goods	11.0
Money Market Investments	10.4
Retailing	8.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Technology Hardware & Equipment	5.1
Energy	4.5
Materials	3.4
Banks	3.4
Semiconductors & Semiconductor Equipment	3.4
Food, Beverage & Tobacco	3.3
Commercial & Professional Services	3.1
Consumer Durables & Apparel	3.1
Diversified Financials	2.0
Consumer Services	1.8
Real Estate	1.3
Transportation	1.3
108.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	126,760,340	-	-	126,760,340
Equity Securities—
Foreign Common
Stocks†	2,801,631	-	-	2,801,631
Registered Investment
Companies	13,829,465	-	-	13,829,465

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $22,255,663, consisting of $24,329,687 gross unrealized appreciation and $2,074,024 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)